Taxation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of income tax expense
Current		$ (52)	$ (1,382)
Deferred	949	(279)	(960)
Income tax expense	$ 949	$ (331)	$ (2,342)